Leases (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 20, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
ROU assets impairment		$ 0	$ 0	$ 0
Augsburg Technology Center Lease [Member]
Lessee, Lease, Description [Line Items]
Lease termination costs	$ 0